SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 29, 2020
SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment

Building	35-64 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Schedule of Acquired Finite-Lived Intangible Assets by Major Class

Trade name and domain names	3‑10 years
Copyrights and teaching materials	3‑10 years
User base and customer relationships	2‑7 years
Technology	4‑6 years
Partnership agreements and school cooperation agreements	3‑6 years
Licenses	2‑7 years
Others	2‑6 years

Disaggregation of Revenue

For the year ended
February 28,
2019
Disaggregation of net revenues
-Small class tutoring services, personalized premium services and others	$2,223,347
-Online education services through www.xueersi.com	339,637

Total	$2,562,984

For the year ended
February 29,
2020
Disaggregation of net revenues
-Small class tutoring services, personalized premium services and others	$2,655,323
-Online education services through www.xueersi.com	617,985

Total	$3,273,308